Debt and Convertible Loan Payable (Details Narrative)												1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 21, 2018 $ / shares shares	Mar. 20, 2018 shares	Mar. 05, 2018 $ / shares shares	Jan. 16, 2018 USD ($) Investors $ / shares	Jan. 09, 2018 $ / shares shares	Dec. 18, 2017 USD ($) $ / shares shares	Oct. 17, 2017 USD ($) $ / shares shares	Oct. 12, 2017 USD ($) Investors $ / shares shares	Oct. 10, 2017 USD ($) Investors	Mar. 24, 2017 USD ($) $ / shares	Mar. 24, 2017 USD ($) Investors $ / shares	Mar. 15, 2017 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Oct. 17, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jun. 05, 2015 USD ($)
Conversion of debt, shares issued | shares													150,000			75,000
Number of shares issued | shares		30,000										2,060,000
Debt face amount																		$ 36,100
Repayments of note payable													$ 1,809	$ 227,132		$ 6,787
Additional debt discount																	20,000
Debt Discount and Original Issuance Costs [Member]
Additional debt discount													24,228			69,541	417,834
Interest expense													80,563			466,862	$ 265,217
Tangiers Global, LLC [Member]
Original issue discount percentage									10.00%
Conversion of debt, price per share | $ / shares	$ 0.08		$ 0.09		$ 0.11	$ 0.09	$ 0.09			$ 0.30	$ 0.30
Conversion rate									65.00%		65.00%
Number of trading days for conversion | Investors									15		15
Conversion of debt, shares issued | shares	295,631		269,716		899,685	516,648	329,670								329,670
Repayments of note payable									$ 250,000
Percentage multiplied by principal and accrued interest									150.00%
Original debt converted						$ 45,000	$ 30,000
Tangiers Global, LLC [Member] | 8% Fixed Convertible Promissory Note [Member]
Proceeds from notes payable				$ 550,000
Original issue discount percentage				10.00%
Conversion of debt, price per share | $ / shares				$ 0.30
Conversion rate				65.00%
Number of trading days for conversion | Investors				15
Outstanding balance													231,600
Guaranteed interest													$ 17,160
Conversion of debt, shares issued | shares													650,000
Debt maturity date													Aug. 13, 2018
Securities Purchase Agreement [Member] | Tangiers Global, LLC [Member]
Proceeds from notes payable										$ 550,000	$ 550,000
Original issue discount percentage										10.00%	10.00%
Conversion of debt, price per share | $ / shares										$ 0.30	$ 0.30
Interest rate percentage on unpaid principal amount										8.00%	8.00%
Outstanding balance													$ 369,000			519,000
Guaranteed interest													$ 44,000			$ 44,000
Conversion of debt, shares issued | shares						516,648							1,768,738			3,280,255
Original debt converted						$ 45,000
Investment Agreement [Member] | Tangiers Global, LLC [Member]
Conversion of debt, price per share | $ / shares								$ 0.1666
Number of trading days for conversion | Investors								8
Number of shares issued | shares								2,000,000
Investment description								The maximum investment amount per notice must be no more than 200% of the average daily trading dollar volume of our common stock for the eight (8) consecutive trading days immediately prior to date of the applicable put notice and such amount must not exceed an accumulative amount of $250,000. The minimum put amount is $5,000. The purchase price per share to be paid by Tangiers will be the 80% of the of the average of the two lowest closing bid prices of the common stock during the pricing period applicable to the put notice, provided, however, an additional 10% will be added to the discount of each put if (i) we are not DWAC eligible and (ii) an additional 15% will be added to the discount of each put if we are under DTC “chill” status on the applicable date of the put notice.
Maximum put amount								$ 250,000
Minimum put amount								5,000
Debt face amount								$ 50,000
Debt maturity date								May 12, 2018
Investment Agreement [Member] | Tangiers Global, LLC [Member] | Fixed Convertible Promissory Note [Member]
Conversion of debt, price per share | $ / shares								$ 0.1666
Conversion rate								65.00%
Number of trading days for conversion | Investors								10
Outstanding balance													$ 55,000
Guaranteed interest													$ 5,000
Conversion of debt, shares issued | shares													300,120
Debt face amount								$ 50,000
Debt maturity date								May 12, 2018